COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Commitments
Pembina was committed for the following amounts under its contracts and arrangements as at December 31, 2022:

Contractual Obligations(1)	Payments Due by Period
($ millions)	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	After 5 Years
Construction commitments(2)	710	423	53	28	206
Other commitments related to lease contracts(3)	496	45	83	78	290
Transportation and processing(4)	129	59	42	9	19
Funding commitments(5)	26	26	—	—	—
Software, cloud computing and other	39	14	17	6	2
Total contractual obligations	1,400	567	195	121	517
(1)Pembina enters into product purchase agreements and power purchase agreements to secure supply for future operations. Purchase prices of both NGL and power are dependent on current market prices. Volumes and prices for NGL and power contracts cannot be reasonably determined, and therefore, an amount has not been included in the contractual obligations schedule. Product purchase agreements range from one to 9 years and involve the purchase of NGL products from producers. Assuming product is available, Pembina has secured between 45 and 194 mbpd of NGL each year up to and including 2031. Power purchase agreements range from one to 24 years and involve the purchase of power from electrical service providers. Pembina has secured up to 76 megawatts per day each year up to and including 2046.
(2)Includes required capital maintenance and/or turnarounds and required regulatory inspections for the life of the facilities even if not currently committed. Amounts above exclude significant projects that are awaiting regulatory approval, projects which Pembina is not committed to construct, and projects that are executed by equity accounted investees.
(3)Relates to expected variable lease payments excluded from the measurements of the lease liability and payments related to non-lease components in lessee lease contracts.
(4)Take-or-pay payments for minimum volumes to be transported or processed, including $22 million of contract transportation on the Alliance Pipeline.
(5)Pembina has committed to fund the construction of an asset that will connect Pembina's assets into a third-party pipeline.

As a result of the disposition of Pembina's field-based gas processing assets on August 15, 2022, Pembina's construction commitments were reduced by $264 million. Refer to Note 9 for further details on the disposition.
Commitments to Equity Accounted Investees
Pembina has commitments to provide contributions to certain equity accounted investees based on annual budgets approved by the joint venture partners and contractual agreements.
Contingencies
Pembina, including its subsidiaries and its investments in equity accounted investees, are subject to various legal and regulatory and tax proceedings, actions and audits arising in the normal course of business. We represent our interests vigorously in all proceedings in which we are involved. Legal and administrative proceedings involving possible losses are inherently complex, and we apply significant judgment in estimating probable outcomes. Of significance is a claim filed against Aux Sable by a counterparty to an NGL supply agreement. Aux Sable has filed Statements of Defense responding to the claim. While the final outcome of such actions and proceedings cannot be predicted with certainty, at this time management believes that the resolutions of such actions and proceedings will not have a material impact on Pembina's financial position or results of operations.
Following the commencement of the Ruby Subsidiary Bankruptcy, Pembina and certain of its subsidiaries entered into the Ruby Settlement Agreement with the Ruby Subsidiary on November 18, 2022 which provides for the release of Pembina from any causes of action arising in connection with, among other things, the prepetition distributions and the Ruby Subsidiary Bankruptcy in exchange for a U.S. $102 million payment by Pembina to the Ruby Subsidiary. Refer to Note 10 for further information on the Ruby Subsidiary Bankruptcy.
Letters of Credit
Pembina has provided letters of credit to various third parties in the normal course of conducting business. The letters of credit include financial guarantees to counterparties for product purchases and sales, transportation services, utilities, engineering and construction services. The letters of credit have not had and are not expected to have a material impact on Pembina's financial position, earnings, liquidity or capital resources. As at December 31, 2022, Pembina had $198 million (2021: $135 million) in letters of credit issued.